TAXATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation (Details) [Line Items]
Income taxes paid	$ 321	$ 4,600	$ 6,600
Income tax payable	200
Income tax receivable	2,100
UK
Taxation (Details) [Line Items]
Operating loss carryforwards	3,000	9,300
Malta
Taxation (Details) [Line Items]
Operating loss carryforwards	$ 3,000	$ 0